Cover Page	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Document Type	F-4/A
Amendment Flag	true
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.The information in this prospectus/offer to exchange may be changed. Obsidian Energy may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective. This prospectus/offer to exchange is not an offer to sell these securities and Obsidian Energy is not soliciting an offer to buy these securities in any state or other jurisdiction where the offer or sale of these securities is not permitted.This document does not constitute an offer to buy or the solicitation of an offer to sell in Canada or to or from any person or company in Canada. The offer to persons or companies in Canada is being made pursuant to an offer and accompanying take-over bid circular that was sent to such persons and companies on September 21, 2020, all in accordance with applicable Canadian securities laws.
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q3
Entity Registrant Name	OBSIDIAN ENERGY LTD.
Entity Central Index Key	0001334388
Entity Emerging Growth Company	false
Entity Address, State or Province	AB
Entity Address, Country	CA